Related party transactions - Summary of purchase of goods and services (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Hangzhou ImmuQuad Biotechnologies, LLC
Disclosure of provision of services with related party [Line Items]
Purchase of goods and services	¥ 87